Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Derivative liability (in Dollars)		$ 23,000,000
Federal Deposit Insurance Corporation Premium Expense		$ 250,000
Aggregate shares (in Shares)		14,891,667
Weighted average diluted shares outstanding adjustment	0
Permanent equity		5,000,001
Publi warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Derivative liabilities		$ 8,625,000
Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Derivative liabilities		$ 6,266,667
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares subject to possible redemption (in Shares)		30,769,539
Common Class B [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares subject to forfeiture	1,125,000